Earnings per common share (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Calculation of Numerator and Denominator in Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per common share for the fiscal years ended March 31, 2013, 2014 and 2015:

	2013	2014	2015
	(in millions of yen)
Net income:
Net income attributable to MHFG shareholders	875,412	498,484	803,048
Less: Net income attributable to preferred shareholders	8,221	6,745	4,910

Net income attributable to common shareholders	867,191	491,739	798,138

Effect of dilutive securities:
Convertible preferred stock	7,121	6,437	4,910

Net income attributable to common shareholders after assumed conversions	874,312	498,176	803,048

	2013	2014	2015
	(thousands of shares)
Shares:
Weighted average common shares outstanding	24,053,282	24,189,670	24,368,116

Effect of dilutive securities:
Convertible preferred stock (Note)	1,291,854	1,164,941	994,745
Stock compensation-type stock options	20,093	16,641	18,186

Weighted average common shares after assumed conversions	25,365,229	25,371,252	25,381,047

	2013	2014	2015
	(in yen)
Amounts per common share:
Basic net income per common share	36.05	20.33	32.75

Diluted net income per common share	34.47	19.64	31.64

Note:	The number of dilutive common shares is based on the applicable conversion prices.